Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (91.1%)
Brazil (7.5%)
	B3 SA - Brasil Bolsa Balcao	4,966,967	15,413
	Ambev SA	4,736,159	14,940
*	Natura Cosmeticos SA	5,278,200	8,725
	Vale SA	563,100	8,473
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	379,622	7,365
	Banco Do Brasil SA	1,653,000	6,962
	Axia Energia SA	575,000	5,991
	Vale SA ADR	240,185	3,617
	Banco Bradesco SA ADR	843,976	3,047
	Petroleo Brasileiro SA - Petrobras	252,724	2,445
	Cia de Saneamento Basico do Estado de Sao Paulo	430,036	2,350
	Banco BTG Pactual SA	191,233	2,143
	Telefonica Brasil SA	282,307	1,817
	Petroleo Brasileiro SA - Petrobras ADR	97,674	1,675
	Rumo SA	437,509	1,246
	Suzano SA	104,844	896
	BB Seguridade Participacoes SA	95,770	779
[1]	Rede D'Or Sao Luiz SA	105,370	720
	WEG SA	64,842	604
	Localiza Rent a Car SA (BVMF)	72,063	535
	Raia Drogasil SA	134,313	490
	Embraer SA	24,543	421
*	PRIO SA	29,312	352
	Vibra Energia SA	45,587	324
			91,330
Canada (1.2%)
*	First Quantum Minerals Ltd.	270,182	7,490
	Lundin Mining Corp.	154,925	3,836
*	Valeura Energy Inc.	416,589	3,720
			15,046
Chile (0.4%)
	Sociedad Quimica y Minera de Chile SA ADR	50,798	3,407
	Plaza SA	257,740	1,045
			4,452
China (23.6%)
	Tencent Holdings Ltd.	740,919	45,272
	Alibaba Group Holding Ltd.	2,107,650	32,107
	Montage Technology Co. Ltd. Class A	458,992	13,913
	China Overseas Land & Investment Ltd.	7,662,885	13,180
	Haier Smart Home Co. Ltd. Class H	4,096,000	11,808
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	187,430	10,988
*	Baidu Inc. Class A	746,948	10,347
	China Merchants Bank Co. Ltd. Class A	1,684,400	9,887
	Ping An Insurance Group Co. of China Ltd. Class H	1,322,500	9,880
	China Construction Bank Corp. Class H	6,637,686	7,789
	ZTO Express Cayman Inc. ADR	280,021	6,726
	China Merchants Bank Co. Ltd. Class H	891,672	5,785
	Weichai Power Co. Ltd. Class H	1,358,235	5,679
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	3,212,100	5,655
	Midea Group Co. Ltd. Class A	401,686	5,214
*	BeOne Medicines Ltd. Class H	202,906	5,016
	Midea Group Co. Ltd. Class A (XSEC)	365,900	4,749
	Sunny Optical Technology Group Co. Ltd.	627,600	4,486
	KE Holdings Inc. ADR	263,752	4,471
	People's Insurance Co. Group of China Ltd. Class H	6,235,327	4,335
	Zijin Mining Group Co. Ltd. Class H	998,449	4,239
	ZTO Express Cayman Inc.	146,110	3,497
*	Zhongsheng Group Holdings Ltd.	5,749,992	3,326
*,1	Meituan Class B	262,100	3,094

		Shares	Market Value ($000)
*	Luckin Coffee Inc. ADR	85,913	3,007
	Kweichow Moutai Co. Ltd. Class A	14,400	2,879
	Kanzhun Ltd. ADR	176,122	2,867
*	Pony AI Inc. ADR	320,959	2,526
	ANTA Sports Products Ltd.	237,619	2,391
*	Didi Global Inc. ADR	662,393	2,345
	Kunlun Energy Co. Ltd.	2,518,000	2,329
	Goneo Group Co. Ltd. Class A	359,574	2,223
	ENN Energy Holdings Ltd.	370,008	2,214
	JD.com Inc. Class A	134,451	2,212
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	585,800	1,956
[1]	Haidilao International Holding Ltd.	1,188,000	1,797
	NetEase Inc.	62,026	1,650
	Alibaba Group Holding Ltd. ADR	13,125	1,604
*	Trip.com Group Ltd.	31,487	1,475
	Advanced Micro-Fabrication Equipment Inc. China Class A	28,358	1,443
	China Merchants Bank Co. Ltd. Class A (XSHG)	245,000	1,438
*	Anker Innovations Technology Co. Ltd. Class H	91,200	1,277
	Yum China Holdings Inc.	24,517	1,162
	PetroChina Co. Ltd. Class H	878,967	1,118
[1]	Kuaishou Technology	198,000	1,103
	Shenzhen Inovance Technology Co. Ltd. Class A	108,614	1,031
	Anker Innovations Technology Co. Ltd. Class A (XSHE)	56,100	1,014
[1]	WuXi AppTec Co. Ltd. Class H	49,309	1,011
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,000,779	967
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	956
[1]	Yadea Group Holdings Ltd.	608,361	834
	China Resources Land Ltd.	196,500	831
*	Trip.com Group Ltd. ADR	17,436	820
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	105,755	800
	Minth Group Ltd.	215,292	763
	Sany Heavy Industry Co. Ltd. Class A	214,400	653
	Weichai Power Co. Ltd. Class A	152,000	630
	Sany Heavy Industry Co. Ltd. Class H	229,858	618
	China Petroleum & Chemical Corp. Class H	1,040,837	588
	China Railway Group Ltd. Class H	1,258,844	580
	Haitian International Holdings Ltd.	180,000	477
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	28,400	457
*	Zhongji Innolight Co. Ltd. Class H	2,950	387
	Anker Innovations Technology Co. Ltd. Class A	19,930	360
	COSCO SHIPPING Holdings Co. Ltd. Class H	166,947	336
	Hangzhou Tigermed Consulting Co. Ltd. Class A	43,026	319
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	275,100	310
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	30,300	243
	Yankuang Energy Group Co. Ltd. Class H	143,966	219
*	GenFleet Therapeutics Shanghai Inc. Class H	61,520	217
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	24,974	182
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	2,293	141
	Sany Heavy Equipment International Holdings Co. Ltd.	129,785	123
*	Alebund Pharmaceuticals Jiangsu Ltd.	33,600	117
			288,443
Greece (0.3%)
	Alpha Bank SA	398,914	1,978
	Bank of Cyprus Holdings plc	124,908	1,482
	Bank of Cyprus Holdings plc (XCYS)	5,634	67
			3,527
Hong Kong (3.7%)
	Galaxy Entertainment Group Ltd.	2,659,000	11,596
	Shenzhou International Group Holdings Ltd.	1,764,300	10,027
	Pacific Basin Shipping Ltd.	15,422,139	6,444
[1]	WH Group Ltd.	5,884,500	6,332
	Yue Yuen Industrial Holdings Ltd.	1,988,000	3,598
	Man Wah Holdings Ltd.	7,962,004	3,198
	AIA Group Ltd.	271,535	2,737
	Hong Kong Exchanges & Clearing Ltd.	29,449	1,534
*	Duality Biotherapeutics Inc.	8,682	202
			45,668
Hungary (1.7%)
	OTP Bank Nyrt	59,329	8,789

		Shares	Market Value ($000)
*	MOL Hungarian Oil & Gas plc	449,745	6,440
	Richter Gedeon Nyrt	158,009	5,887
			21,116
India (7.2%)
	Reliance Industries Ltd.	773,660	10,593
	HDFC Bank Ltd.	1,330,986	10,424
	UPL Ltd.	1,350,027	8,550
[1]	InterGlobe Aviation Ltd.	78,522	4,252
	Bajaj Finserv Ltd.	199,506	4,240
	Kotak Mahindra Bank Ltd.	975,088	3,986
*	Delhivery Ltd.	609,648	3,078
	Bharti Airtel Ltd. (XNSE)	134,582	2,780
	HDFC Bank Ltd. ADR	116,137	2,779
	UltraTech Cement Ltd.	21,114	2,633
*	PB Fintech Ltd.	127,935	2,148
*	IDFC First Bank Ltd.	2,266,595	2,011
*	Amber Enterprises India Ltd.	24,789	1,934
	REC Ltd.	485,105	1,895
[1]	HDFC Life Insurance Co. Ltd.	328,182	1,886
	Mahindra & Mahindra Ltd.	50,765	1,808
	ICICI Bank Ltd.	106,243	1,597
	Adani Ports & Special Economic Zone Ltd.	85,433	1,518
	Larsen & Toubro Ltd.	35,925	1,482
	Apollo Hospitals Enterprise Ltd.	15,430	1,448
	Bajaj Auto Ltd.	10,219	1,234
[1]	SBI Life Insurance Co. Ltd.	62,227	1,227
	Eicher Motors Ltd.	14,779	1,213
	Axis Bank Ltd.	90,552	1,166
*	Lenskart Solutions Ltd.	197,072	1,159
*	Aye Finance Ltd.	658,041	1,148
	Varun Beverages Ltd.	234,842	1,088
	Fortis Healthcare Ltd.	105,681	1,047
	Ashok Leyland Ltd.	514,624	896
	Bharat Electronics Ltd.	217,797	885
*	LG Electronics India Ltd.	51,900	810
	Bajaj Holdings & Investment Ltd.	6,515	774
	Cipla Ltd.	48,542	749
	Hindustan Unilever Ltd.	33,695	742
	Dixon Technologies India Ltd.	4,234	623
	ABB India Ltd.	6,553	500
	Grasim Industries Ltd.	13,856	450
	Oil & Natural Gas Corp. Ltd.	172,424	439
	Hyundai Motor India Ltd.	19,154	438
*,1	Physicswallah Ltd.	244,917	320
	Shriram Finance Ltd.	25,758	282
	Bharat Petroleum Corp. Ltd. (XNSE)	54,560	182
*	SBI Funds Management Ltd.	1,892	12
			88,426
Indonesia (1.0%)
	Bank Rakyat Indonesia Persero Tbk PT	54,079,593	9,095
	Bank Central Asia Tbk PT	5,447,267	1,909
	United Tractors Tbk PT	1,172,627	1,565
	Astra International Tbk PT	908,008	258
	Bank Mandiri Persero Tbk PT	36,359	8
			12,835
Mexico (1.6%)
	Grupo Financiero Banorte SAB de CV Class O	558,881	6,473
*	Vista Energy SAB de CV ADR	58,913	4,150
	Fomento Economico Mexicano SAB de CV ADR	26,355	3,373
	Wal-Mart de Mexico SAB de CV	1,053,328	3,056
	Grupo Mexico SAB de CV Series B	134,191	1,609
	Kimberly-Clark de Mexico SAB de CV Class A	225,701	524
			19,185
Other (0.5%)
[2]	Vanguard FTSE Emerging Markets ETF	96,141	5,648

		Shares	Market Value ($000)
Poland (0.9%)
	KGHM Polska Miedz SA	75,202	6,234
*,1	Allegro.eu SA	260,834	3,142
	Alior Bank SA	19,362	714
	Erste Bank Polska SA	2,884	569
			10,659
Russia (0.0%)
*,3	MMC Norilsk Nickel PJSC ADR	200,203	—
*,3	Sberbank of Russia PJSC	1,473,153	—
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,3	GMK Norilskiy Nickel PAO	124,700	—
*,3	LUKOIL PJSC ADR	35,630	—
*,3	Novatek PJSC GDR (Registered)	422	—
*,3,4	Ozon Holdings plc ADR	35,000	—
*,3	Gazprom PJSC	926,846	—
			—
Saudi Arabia (0.9%)
[1]	Saudi Arabian Oil Co.	1,023,543	7,221
	Saudi National Bank	235,475	2,464
	Saudi Tadawul Group Holding Co.	33,668	1,066
			10,751
Singapore (0.7%)
	Wilmar International Ltd.	3,017,100	9,227
South Africa (1.4%)
	Naspers Ltd. Class N	83,279	4,376
	FirstRand Ltd.	600,550	3,592
	Capitec Bank Holdings Ltd.	7,896	2,254
	Impala Platinum Holdings Ltd.	205,397	2,240
	Discovery Ltd.	101,564	1,615
	Harmony Gold Mining Co. Ltd.	67,856	1,071
	Anglogold Ashanti plc (XNYS)	11,520	914
	Gold Fields Ltd. ADR	13,631	442
*	Sasol Ltd.	21,958	260
			16,764
South Korea (7.5%)
	Samsung Electronics Co. Ltd. (XKRX)	121,901	21,217
	SK Hynix Inc. (XKRX)	14,869	16,886
	SK Square Co. Ltd.	18,862	12,970
	Hankook Tire & Technology Co. Ltd.	159,893	7,449
	KB Financial Group Inc.	54,210	6,345
	Shinhan Financial Group Co. Ltd.	85,140	5,910
	Doosan Bobcat Inc.	113,920	4,690
	Orion Corp.	50,394	4,622
	Kia Corp.	42,021	3,789
	Hyundai Glovis Co. Ltd.	26,319	3,609
	KT Corp. ADR	147,116	2,661
	Hyundai Engineering & Construction Co. Ltd.	18,697	1,211
			91,359
Taiwan (19.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,906,991	141,051
	MediaTek Inc.	178,659	19,032
	Accton Technology Corp.	191,000	12,380
	ASE Technology Holding Co. Ltd.	525,000	8,959
	Nien Made Enterprise Co. Ltd.	644,000	7,593
	Chroma ATE Inc.	118,980	7,475
	Compal Electronics Inc.	5,908,000	6,497
	Hon Hai Precision Industry Co. Ltd.	713,685	5,450
	CTBC Financial Holding Co. Ltd.	2,601,699	5,193
	ASPEED Technology Inc.	10,260	4,481
	Delta Electronics Inc.	85,798	4,221
	Nanya Technology Corp.	323,000	3,453
	Unimicron Technology Corp.	107,084	2,513
	Silergy Corp.	191,000	2,379
	E Ink Holdings Inc.	327,000	1,892
	Uni-President Enterprises Corp.	491,961	1,119
	Nan Ya Plastics Corp.	173,304	823
[3]	Poya International Co. Ltd.	31,715	706

		Shares	Market Value ($000)
	Evergreen Marine Corp. Taiwan Ltd.	55,801	351
	Chicony Electronics Co. Ltd.	95,000	309
			235,877
Thailand (1.6%)
	Bangkok Bank PCL NVDR	802,000	4,591
	SCB X PCL	935,500	4,278
	Bangkok Bank PCL (Registered)	708,200	4,054
	Indorama Ventures PCL NVDR	5,776,500	3,805
	True Corp. PCL NVDR	3,968,791	1,707
	PTT PCL NVDR	528,328	609
	PTT Exploration & Production PCL	106,111	475
	Bangkok Dusit Medical Services PCL Class F	521,070	299
	Bangkok Dusit Medical Services PCL NVDR	473,249	272
			20,090
Turkiye (0.5%)
	Akbank TAS	3,681,345	4,898
	Ronesans Gayrimenkul Yatirim A/S	281,890	1,188
			6,086
United Arab Emirates (0.7%)
	Emaar Properties PJSC	1,830,747	5,464
	Emirates NBD Bank PJSC	275,281	2,261
	Abu Dhabi Commercial Bank PJSC	284,389	1,159
	Adnoc Gas plc	194,246	174
			9,058
United Kingdom (1.3%)
*,1,4	Wizz Air Holdings plc	388,429	5,617
	Anglo American plc	79,720	4,035
	Antofagasta plc	51,317	2,558
[1]	Airtel Africa plc	448,354	2,024
	Standard Chartered plc	44,691	1,321
			15,555
United States (6.8%)
	Credicorp Ltd.	37,643	15,079
*	MercadoLibre Inc.	7,374	13,848
	Kaspi.KZ JSC ADR (Registered)	95,765	8,502
	Cognizant Technology Solutions Corp. Class A	135,593	7,505
*	Fabrinet	16,135	7,025
*,4	Globant SA	164,249	6,011
*	NU Holdings Ltd. Class A	416,435	5,967
	Arcos Dorados Holdings Inc. Class A	532,271	4,349
*	Sea Ltd. ADR	34,214	3,652
	Copa Holdings SA Class A	19,839	2,802
*	VEON Ltd. ADR	52,381	2,739
*	Grab Holdings Ltd. Class A	666,780	2,334
*	Coupang Inc.	131,365	2,148
*	MakeMyTrip Ltd.	14,540	828
	Inter & Co. Inc. Class A	42,099	236
			83,025
Vietnam (0.8%)
	Vietnam Dairy Products JSC	2,656,720	6,146
	Mobile World Investment Corp.	751,200	1,993
	FPT Corp.	429,800	1,094
			9,233
Total Common Stocks (Cost $857,749)			1,113,360
Preferred Stocks (3.4%)
	Samsung Electronics Co. Ltd. Preference Shares	136,994	17,215
	Cia Energetica de Minas Gerais Preference Shares	4,040,584	9,039
	Petroleo Brasileiro SA - Petrobras Preference Shares	938,700	8,041
	Itau Unibanco Holding SA Preference Shares	844,898	7,149
Total Preferred Stocks (Cost $23,413)			41,444

		Shares	Market Value ($000)
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[5,6]	Vanguard Market Liquidity Fund, 3.718% (Cost $64,254)	642,607	64,254
Total Investments (99.7%) (Cost $945,416)			1,219,058
Other Assets and Liabilities—Net (0.3%)			3,416
Net Assets (100%)			1,222,474
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $41,380, representing 3.4% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,181.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $10,260 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2026	619	50,829	(4,100)
A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	213,038	—	—	213,038
Common Stocks—Other	38,603	861,013	706	900,322
Preferred Stocks	24,229	17,215	—	41,444
Temporary Cash Investments	64,254	—	—	64,254
Total	340,124	878,228	706	1,219,058
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(4,100)	—	—	(4,100)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2026 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	2,285	24,115	21,268	641	(125)	47	—	5,648
Vanguard Market Liquidity Fund	64,782	NA1	NA1	(3)	(6)	1,680	—	64,254
Total	67,067	24,115	21,268	638	(131)	1,727	—	69,902
1	Not applicable—purchases and sales are for temporary cash investment purposes.